CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Revenue, net	$ 3,087,900	$ 1,856,148	$ 5,811,263	$ 3,696,519	$ 8,151,587	$ 7,987,902
Cost of sales	606,617	484,033	1,119,714	975,482	2,029,145	2,243,253
Gross profit	2,481,283	1,372,115	4,691,549	2,721,037	6,122,442	5,744,649
Selling, general and administrative	9,187,200	3,189,103	13,707,098	5,600,174	15,124,081	9,254,670
Depreciation and amortization	781,890	291,600	1,514,443	580,509	1,274,963	1,292,085
Total operating expenses	9,969,090	3,480,703	15,221,541	6,180,683	16,399,044	10,546,755
Loss from operations	(7,487,807)	(2,108,588)	(10,529,992)	(3,459,646)	(10,276,602)	(4,802,106)
Expenses
Interest expense	(501,646)	(270,770)	(728,111)	(528,683)	(1,109,388)	(785,406)
Finance charges	(443,288)	(342,015)	(2,143,607)	(422,078)	(1,287,916)	(426,419)
Change in fair value of forward purchase agreement	(2,462,673)	0	(2,162,673)	0	(2,312,116)	0
Other income expense
Other expense	0		(54,000)	0	(459,965)	(65,893)
Gain on sale of assets	0	13,778	0	13,778	(13,778)	0
Impairment of intangible asset					(105,676)	0
Total other expense	(3,407,607)	(599,007)	(5,088,391)	(936,983)	(5,275,061)	(1,277,718)
Net loss	(10,895,414)	(2,707,595)	(15,618,383)	(4,396,629)	(15,551,663)	(6,079,824)
Dividends to common stockholders					0	(1,794,704)
Preferred dividends	(447,999)	0	(895,999)	0	(368,699)	0
Net loss attributable to common stockholders	$ (11,343,413)	$ (2,707,595)	$ (16,514,382)	$ (4,396,629)	$ (15,920,362)	$ (7,874,528)
Net loss per share available to common stockholders, basic and diluted	$ (1.10)	$ (0.41)	$ (1.62)	$ (0.68)	$ (2.17)	$ (1.37)
Weighted average number of shares, basic and diluted	10,272,141	6,567,612	10,186,284	6,481,840	7,349,541	5,768,249